[LOGO]


                                                                [PHOTO OF EARTH]



Annual Report December 31, 1999





                                      EATON VANCE
[PHOTO OF STATUE]                    GREATER INDIA
                                         FUND



                        Global Management-Global Distribution




[PHOTO OF ELEPHANT]

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 1999
--------------------------------------------------------------------------------
                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO]
JAMES B. HAWKES
PRESIDENT

Eaton Vance Greater India Fund, Class A shares, had a total return of 107.44% for the year ended December 31, 1999. That return was the result of a rise in net asset value per share (NAV) from $5.78 on December 31, 1998 to $11.99 on December 31, 1999.(1)

The Fund's Class B shares had a total return of 105.83% during the year ended December 31, 1999. This return resulted from a rise in NAV from $5.66 on December 31, 1998 to $11.65 on December 31, 1999.(1)

The robust performance of the Indian market accompanied a resurgent Indian economy and increasing optimism over the prospects for economic and financial reforms. Reflecting that optimism, the Bombay Stock Exchange (BSE 100) Index -- an unmanaged index of common stocks traded in the India market -- had a total return of 88.59% for the year ended December 31, 1999.(2)


India has taken major steps toward economic and financial reform...

India can look back on the 1990s as a remarkable decade of reform and modernization. India's economic output has expanded significantly, while its financial markets have shed the chaotic, outmoded practices of the past in favor of transparent, electronic, investor-friendly systems. One result of these changes has been to draw the attention of global investors and attract growing foreign investment in India.


The next decade may one day be viewed as India's Decade...

One of India's most powerful weapons in its economic arsenal is its technological and scientific brainpower, a resource that has the potential to make India a technology superpower in coming years. We've seen increasing evidence of that resource in recent years in information technology and pharmaceutical research. Going forward, India appears poised to become a major player in the use of technology in telecom, finance and entertainment. The coming decade is sure to bring exciting change and a growing emergence of India as an economic force.


Surmounting hurdles, India continues along the road to a modern economy ...

Like all emerging economies, India has encountered hurdles along the path to success. However, we continue to believe in a promising economic future for India, and are confident that India will present many excellent investment opportunities in the years ahead. In the pages that follow, co-portfolio manager Scobie D. Ward reviews the past year and looks ahead to 2000.


                             Sincerely,

                             /s/ James B. Hawkes

                             James B. Hawkes
                             President
                             February 9, 2000

--------------------------------------------------------------------------------

Fund Information
as of December 31, 1999

Performance(3)                                       Class A        Class B
-----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-----------------------------------------------------------------------------
One Year                                             107.44%        105.83%
Five Years                                             4.01           3.43
Life of Fund+                                          3.25           2.73


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-----------------------------------------------------------------------------
One Year                                              95.60%        100.83%
Five Years                                             2.79           3.08
Life of Fund+                                          2.18           2.57

+ Inception date: 5/2/94


Ten Largest Holdings(4)
-----------------------------------------------------------------------------
Infosys Technologies Ltd.                                             12.7%
Zee Telefilms Ltd.                                                     8.3
Hindustan Lever Ltd.                                                   6.5
NIIT Ltd.                                                              6.3
Larsen & Toubro Ltd.                                                   5.9
Digital Equipments (India) Ltd.                                        5.1
Wockhardt Ltd.                                                         4.3
DSQ Software Ltd.                                                      4.0
Hero Honda Motors Ltd.                                                 3.9
VisualSoft (India) Ltd.                                                3.5

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares.(2) It is not possible to invest directly in an Index.(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Effective 2/1/00, Class A shares redeemed within 3 months of purchase, including exchanges, will be subject to a 1% early redemption fee.(4) Ten largest holdings account for 60.5% of the Portfolio's net assets, determined by dividing the total market value of the holdings by the total net assets of the Portfolio. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 1999
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

[PHOTO]
SCOBIE D. WARD
CO-PORTFOLIO MANAGER

AN INTERVIEW WITH SCOBIE D. WARD, MANAGING DIRECTOR, LLOYD GEORGE MANAGEMENT, AND CO-PORTFOLIO MANAGER, SOUTH ASIA PORTFOLIO.

Q:Scobie, the India stock market has been among the best-performing markets in the world in 1999. What has contributed to India's strong showing?

A:Several factors have created a favorable climate for the India market in the past year. First, India was less severely affected than other countries by the economic woes that afflicted much of Asia in 1998. Second, industrial production has rebounded sharply during the year and most estimates have GDP rising 7% or higher in the 1999/2000 fiscal year.

  Third, the National Democratic Alliance won re-election in October. In the wake of its victory, the Bharatiya Janata Party, which heads the ruling coalition, immediately announced plans to implement further economic reforms. These reforms, while not entirely popular with political constituencies, were well-received by investors and contributed to improved investor sentiment. Finally, despite a large hike in diesel fuel prices, inflation has remained in the 3% range. While the ongoing fiscal deficit remains a hurdle, with interest rates at 12%, there may be room for a reduction in interest rates.


Q:How have the region's political tensions affected the market?

A:The market has remained resilient with respect to political shifts and focused instead on economic fundamentals. Naturally, regional tensions remain a concern and the long-standing quarrel with Pakistan over the disputed territory of Kashmir is still unresolved. Relations with Pakistan have been further complicated by the October military coup. However, the new Musharraf government in Pakistan has indicated that one of its political priorities is to turn the Pakistani economy around. So, while tensions still exist, we have leaders in both countries who are dedicated to improving their country's economic output. That is a good starting point, and the markets have responded.


Q:How have you positioned the Portfolio in recent months?

A:As of December 31, 1999, India remained the major focus of the Portfolio, at around 94% of total net assets. The economy has gathered steam, with most estimates for GDP being revised upward. However, while corporate profits have improved in some sectors, the upturn has not yet been felt across the economy. Over time, we expect earnings to fully reflect the improving economic climate.


--------------------------------------------------------------------------------

                      Five Largest Industry Weightings (1)

                                    [CHART]


                            Regional Distribution(1)

                                    [CHART]


(1) As a percentage of total net assets. Because the Portfolio is actively managed, Industry Weightings and Regional Distributions presented at 12/31/99 are subject to change.


--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 1999
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION CONT'D
--------------------------------------------------------------------------------


  From a sector standpoint, computer software represented the largest concentration. India has long been a major global center for the development of computer software. Consumer goods was another major focus of the Fund. The continuing growth of India's middle class has sharply increased demand for consumer products, from clothing to personal care products to consumer electronics. Automobile manufacturers were another significant Portfolio weighting. With the economy on the upswing and consumer confidence rising, auto sales have jumped significantly, rising 47% for the six-month period from April through September.


Q:Let's look at the Portfolio's information technology holdings. What have you found attractive in that sector?

A:Infosys Technologies Ltd. has long been a core holding of the Portfolio. As one of India's leading information technology companies, the company's services include software engineering and custom software development services for large clients. Infosys Technologies Ltd. has focused its efforts on the financial services, manufacturing, retailing, telecommunications and technology sectors. The company enjoyed revenue growth of 69% in the six months ended September 30 and saw earnings nearly triple.

  Elsewhere, Zee Telefilms Ltd. is a leading cable and programming company and a major film distributor. The company was recently awarded a license by the Ministry of Telecommunications to provide nationwide Internet service. The vast potential of the Internet in a country with such a rapidly expanding consumer base suggests the possibility of explosive revenue growth for the company.


Q:Can't the same be said of the Portfolio's consumer products sector holdings?

A:Yes. With a fast-growing middle class, the demand for consumer products continued to rise. A major beneficiary of this trend is Hindustan Lever Ltd. The company has long dominated the Indian soap, toothpaste, detergent and beauty product market. Demand for its consumer goods has been so strong that Hindustan Lever Ltd. has added to its plant capacity. In addition, the company is planning to expand its product offerings in the coming year.

  The pharmaceuticals sector is an offshoot of the consumer product area, and India boasts a large percentage of the world's leading drug researchers. One large holding, Smithkline Beecham Consumer Healthcare Ltd., has experienced double-digit revenue growth in India's expanding drug market. Another, Ranbaxy Laboratories Ltd., is a large producer of generic drugs, creating advanced formulations of successful existing drugs.


Q:You indicated that auto sales have risen sharply with India's resurgent economy. What auto companies have you found attractive?

A:With rising wealth levels, improving quality of life and increasing consumer confidence, India's auto sector has received a major boost. Hero Honda Motors Ltd. is the largest producer of motorcycles in India. Motorcycles have historically been a relatively affordable means of transportation in India, and the company boasts the most fuel-efficient products in their category.

  Elsewhere in the automotive area, Punjab Tractors Ltd. is the country's largest integrated manufacturer of farm vehicles and tractors. While the passenger segment of India's auto sector fluctuates with changes in consumer sentiment, the demand for farm equipment has tended to remain fairly stable, as the farm sector is a very critical segment of the Indian economy. The company has benefited as the farm sector has modernized its equipment to meet the needs of India's massive population.

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 1999
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION CONT'D
--------------------------------------------------------------------------------


Q:In your view, Scobie, what are the prospects for the Indian market in the coming year?

A:In my opinion, the outlook for India is very favorable. Economic growth has accelerated in recent months, while inflation levels have reached a 20-year low. Interest rates remain fairly high. However, if the government takes steps to rein in the fiscal deficit, there is a distinct possibility for future rate cuts.

  In the meantime, business sentiment has improved as construction and retail activity are gathering momentum. We are just now seeing corporate earnings start to improve, but further profit growth should give an added boost to the market. Finally, India continues to benefit from its growing technology links to the U.S. and other developed nations. I'm convinced that India will remain one of the most exciting growth stories among the world's emerging markets.


                                     [GRAPH]

--------------------------------------------------------------------------------
EATON VANCE GREATER INDIA FUND, CLASS A VS.
BOMBAY STOCK EXCHANGE INDEX
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             DATE         FUND/NAV         FUND/MOP        BOMBAY SE
--------------------------------------------------------------------------------
          5/31/94          $10,000           $9,426          $10,000
          6/30/94          $10,090           $9,510          $10,566
          7/31/94          $10,280           $9,689          $10,806
          8/31/94          $11,359          $10,706          $11,723
          9/30/94          $10,649          $10,038          $11,119
         10/31/94          $10,609          $10,000          $11,043
         11/30/94          $10,410           $9,812          $10,676
         12/31/94           $9,840           $9,275          $10,163
          1/31/95           $9,091           $8,569           $9,475
          2/28/95           $8,561           $8,070           $9,030
          3/31/95           $8,372           $7,891           $8,743
          4/30/95           $7,792           $7,345           $8,307
          5/31/95           $8,092           $7,627           $8,505
          6/30/95           $8,112           $7,646           $8,336
          7/31/95           $8,312           $7,834           $8,707
          8/31/95           $7,932           $7,476           $8,240
          9/30/95           $7,532           $7,100           $7,997
         10/31/95           $7,103           $6,695           $7,775
         11/30/95           $6,234           $5,876           $6,726
         12/31/95           $6,553           $6,177           $6,960
          1/31/96           $6,254           $5,895           $6,307
          2/28/96           $7,013           $6,610           $7,744
          3/31/96           $7,103           $6,695           $7,771
          4/30/96           $7,772           $7,326           $8,536
          5/31/96           $7,762           $7,316           $8,279
          6/30/96           $7,792           $7,345           $8,467
          7/31/96           $7,073           $6,667           $7,757
          8/31/96           $6,953           $6,554           $7,614
          9/30/96           $6,344           $5,979           $6,957
         10/31/96           $6,104           $5,753           $6,770
         11/30/96           $5,894           $5,556           $6,150
         12/31/96           $6,054           $5,706           $6,493
          1/31/97           $6,164           $5,810           $7,065
          2/28/97           $6,384           $6,017           $7,554
          3/31/97           $6,354           $5,989           $7,556
          4/30/97           $6,873           $6,478           $7,875
          5/31/97           $6,803           $6,412           $7,708
          6/30/97           $7,493           $7,062           $8,732
          7/31/97           $7,952           $7,495           $8,979
          8/31/97           $7,053           $6,648           $7,980
          9/30/97           $7,283           $6,864           $8,004
         10/31/97           $6,973           $6,573           $7,971
         11/30/97           $6,384           $6,017           $6,841
         12/31/97           $6,334           $5,970           $6,868
          1/31/98           $5,854           $5,518           $6,175
          2/28/98           $6,354           $5,989           $6,820
          3/31/98           $6,633           $6,252           $7,362
          4/30/98           $6,943           $6,544           $7,585
          5/31/98           $6,364           $5,998           $6,748
          6/30/98           $5,435           $5,122           $5,761
          7/31/98           $5,644           $5,320           $5,696
          8/31/98           $5,435           $5,122           $5,272
          9/30/98           $5,704           $5,377           $5,564
         10/31/98           $5,405           $5,094           $5,091
         11/30/98           $5,375           $5,066           $5,038
         12/31/98           $5,774           $5,443           $5,470
          1/31/99           $6,484           $6,111           $5,881
          2/28/99           $6,513           $6,139           $5,753
          3/31/99           $7,652           $7,213           $6,658
          4/30/99           $6,743           $6,356           $5,797
          5/31/99           $6,993           $6,591           $6,842
          6/30/99           $7,403           $6,977           $7,053
          7/31/99           $8,302           $7,825           $7,852
          8/31/99           $9,241           $8,710           $8,626
          9/30/99           $9,451           $8,908           $8,685
         10/31/99           $8,731           $8,230           $8,163
         11/30/99           $9,940           $9,369           $8,878
         12/31/99          $11,978          $11,290          $10,316


                                     [GRAPH]

--------------------------------------------------------------------------------
EATON VANCE GREATER INDIA FUND, CLASS B VS.
BOMBAY STOCK EXCHANGE INDEX
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             DATE         FUND/NAV         BOMBAY SE
--------------------------------------------------------------------------------
          5/31/94          $10,000          $10,000
          6/30/94          $10,080          $10,566
          7/31/94          $10,270          $10,806
          8/31/94          $11,349          $11,723
          9/30/94          $10,649          $11,119
         10/31/94          $10,599          $11,043
         11/30/94          $10,410          $10,676
         12/31/94           $9,830          $10,163
          1/31/95           $9,081           $9,475
          2/28/95           $8,551           $9,030
          3/31/95           $8,362           $8,743
          4/30/95           $7,782           $8,307
          5/31/95           $8,092           $8,505
          6/30/95           $8,112           $8,336
          7/31/95           $8,312           $8,707
          8/31/95           $7,922           $8,240
          9/30/95           $7,522           $7,997
         10/31/95           $7,103           $7,775
         11/30/95           $6,194           $6,726
         12/31/95           $6,543           $6,960
          1/31/96           $6,224           $6,307
          2/28/96           $6,853           $7,744
          3/31/96           $6,963           $7,771
          4/30/96           $7,622           $8,536
          5/31/96           $7,592           $8,279
          6/30/96           $7,622           $8,467
          7/31/96           $6,913           $7,757
          8/31/96           $6,793           $7,614
          9/30/96           $6,194           $6,957
         10/31/96           $5,954           $6,770
         11/30/96           $5,764           $6,150
         12/31/96           $5,904           $6,493
          1/31/97           $6,014           $7,065
          2/28/97           $6,224           $7,554
          3/31/97           $6,194           $7,556
          4/30/97           $6,703           $7,875
          5/31/97           $6,633           $7,708
          6/30/97           $7,313           $8,732
          7/31/97           $7,752           $8,979
          8/31/97           $6,883           $7,980
          9/30/97           $7,103           $8,004
         10/31/97           $6,843           $7,971
         11/30/97           $6,264           $6,841
         12/31/97           $6,224           $6,868
          1/31/98           $5,744           $6,175
          2/28/98           $6,234           $6,820
          3/31/98           $6,503           $7,362
          4/30/98           $6,803           $7,585
          5/31/98           $6,244           $6,748
          6/30/98           $5,335           $5,761
          7/31/98           $5,534           $5,696
          8/31/98           $5,325           $5,272
          9/30/98           $5,594           $5,564
         10/31/98           $5,305           $5,091
         11/30/98           $5,275           $5,038
         12/31/98           $5,654           $5,470
          1/31/99           $6,344           $5,881
          2/28/99           $6,374           $5,753
          3/31/99           $7,483           $6,658
          4/30/99           $6,593           $5,797
          5/31/99           $6,833           $6,842
          6/30/99           $7,233           $7,053
          7/31/99           $8,112           $7,852
          8/31/99           $9,011           $8,626
          9/30/99           $9,211           $8,685
         10/31/99           $8,501           $8,163
         11/30/99           $9,680           $8,878
         12/31/99          $11,638          $10,316

Performance**                                        Class A        Class B
-----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-----------------------------------------------------------------------------
One Year                                             107.44%        105.83%
Five Years                                             4.01           3.43
Life of Fund+                                          3.25           2.73


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-----------------------------------------------------------------------------
One Year                                              95.60%        100.83%
Five Years                                             2.79           3.08
Life of Fund+                                          2.18           2.57

+ Inception date: 5/2/94

*Sources: TowersData, Bethesda, MD.; Datastream. Investment operations commenced 5/2/94. Index information is only available at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

  The chart compares the Fund's total return with that of the Bombay Stock Exchange Index, a broad-based, unmanaged market index of common stocks traded in the India market. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

**Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Effective 2/1/00, Class A shares redeemed within 3 months of purchase, including exchanges, will be subject to a 1% early redemption fee.
  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less their original cost.

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1999
Assets
-----------------------------------------------------
Investment in South Asia Portfolio, at
   value (identified cost, $25,068,463)   $46,310,925
Receivable for Fund shares sold               167,984
-----------------------------------------------------
TOTAL ASSETS                              $46,478,909
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $   122,911
Payable to affiliate for Trustees' fees           145
Accrued expenses                               45,661
-----------------------------------------------------
TOTAL LIABILITIES                         $   168,717
-----------------------------------------------------
NET ASSETS                                $46,310,192
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $34,737,340
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (9,655,014)
Accumulated net investment loss               (14,596)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                        21,242,462
-----------------------------------------------------
TOTAL                                     $46,310,192
-----------------------------------------------------

Class A Shares
-----------------------------------------------------
NET ASSETS                                $11,639,544
SHARES OUTSTANDING                            970,909
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     11.99
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $11.99)      $     12.72
-----------------------------------------------------
Class B Shares
-----------------------------------------------------
NET ASSETS                                $34,670,648
SHARES OUTSTANDING                          2,975,555
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     11.65
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 1999
Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $1,806)              $   469,502
Interest allocated from Portfolio (net
   of foreign taxes, $730)                      2,611
Expenses allocated from Portfolio            (868,935)
-----------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $  (396,822)
-----------------------------------------------------

Expenses
-----------------------------------------------------
Management fee                            $   104,495
Trustees fees and expenses                        556
Distribution and service fees
   Class A                                     44,511
   Class B                                    304,664
Transfer and dividend disbursing agent
   fees                                        67,919
Registration fees                              31,882
Legal and accounting services                  19,034
Custodian fee                                  10,425
Amortization of organization expenses           9,676
Printing and postage                            8,815
Miscellaneous                                  23,933
-----------------------------------------------------
TOTAL EXPENSES                            $   625,910
-----------------------------------------------------

NET INVESTMENT LOSS                       $(1,022,732)
-----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis) (net of foreign
      taxes, $428,127)                    $20,952,886
   Foreign currency transactions             (225,143)
-----------------------------------------------------
NET REALIZED GAIN                         $20,727,743
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $12,437,886
   Foreign currency                           (17,333)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $12,420,553
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $33,148,296
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $32,125,564
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 1999  DECEMBER 31, 1998
------------------------------------------------------------------------------
From operations --
   Net investment loss                    $      (1,022,732) $      (1,163,871)
   Net realized gain (loss)                      20,727,743        (12,535,741)
   Net change in unrealized
      appreciation (depreciation)                12,420,553          7,673,849
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      32,125,564  $      (6,025,763)
------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $       7,296,226  $       2,508,762
      Class B                                     3,116,855          3,334,761
   Issued in reorganization of EV
      Traditional Greater India Fund
      Class A                                            --         12,518,640
   Cost of shares redeemed
      Class A                                   (10,216,411)        (6,123,286)
      Class B                                   (37,106,547)       (23,931,103)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     (36,909,877) $     (11,692,226)
------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $      (4,784,313) $     (17,717,989)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $      51,094,505  $      68,812,494
------------------------------------------------------------------------------
AT END OF YEAR                            $      46,310,192  $      51,094,505
------------------------------------------------------------------------------

Accumulated net investment loss included in net assets
------------------------------------------------------------------------------
AT END OF YEAR                            $         (14,596) $         (19,632)
------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                          YEAR ENDED
Increase (Decrease) in Cash               DECEMBER 31, 1999
-----------------------------------------------------------
Cash Flows From (Used For) Operating
   Activities --
   Purchase of interests in South Asia
      Portfolio                           $     (10,313,173)
   Withdrawal of interests in South Asia
      Portfolio                                  48,169,144
   Operating expenses paid                         (655,462)
-----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $      37,200,509
-----------------------------------------------------------
Cash Flows From (Used For) Financing
   Activities --
   Proceeds from shares sold              $      10,314,223
   Payments for shares redeemed                 (47,514,732)
-----------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES    $     (37,200,509)
-----------------------------------------------------------

NET INCREASE IN CASH                      $              --
-----------------------------------------------------------

CASH AT BEGINNING OF YEAR                 $              --
-----------------------------------------------------------

CASH AT END OF YEAR                       $              --
-----------------------------------------------------------

Reconciliation of Net Decrease in Net Assets
From Operations to Net Cash From
Operating Activities
-----------------------------------------------------------
Net increase in net assets from
   operations                             $      32,125,564
Decrease in deferred organization
   expenses                                           9,676
Decrease in payable to affiliate                        (61)
Decrease in accrued expenses                        (39,167)
Net decrease in investments                       5,104,497
-----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $      37,200,509
-----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                           CLASS A
                                   -----------------------
                                   YEAR ENDED DECEMBER 31,
                                   -----------------------
                                    1999(1)       1998(1)
----------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 5.780       $ 6.340
----------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------
Net investment loss                 $(0.165)      $(0.082)
Net realized and unrealized
   gain (loss)                        6.375        (0.478)
----------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 6.210       $(0.560)
----------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $11.990       $ 5.780
----------------------------------------------------------

TOTAL RETURN(2)                      107.44%        (8.83)%
----------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------
Net assets, end of year
   (000's omitted)                  $11,640       $ 8,031
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         3.26%         3.18%
   Expenses after custodian
     fee reduction(3)                  3.24%         3.08%
   Net investment loss                (2.07)%       (1.38)%
Portfolio Turnover of the
   Portfolio                             80%           60%
----------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             CLASS B
                                   ------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31,
                                   ------------------------------------------------------------
                                   1999(1)      1998(1)        1997       1996(1)        1995
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 5.660      $ 6.230      $ 5.910      $ 6.550      $ 9.840
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment loss                $(0.193)     $(0.110)     $(0.126)     $(0.099)     $(0.176)
Net realized and unrealized
   gain (loss)                       6.183       (0.460)       0.446       (0.541)      (3.114)
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 5.990      $(0.570)     $ 0.320      $(0.640)     $(3.290)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $11.650      $ 5.660      $ 6.230      $ 5.910      $ 6.550
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                     105.83%       (9.15)%       5.42%       (9.77)%     (33.43)%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)                 $34,671      $43,063      $68,812      $74,661      $21,041
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        3.69%        3.69%        3.08%        2.88%        3.31%
   Expenses after custodian
      fee reduction(3)                3.67%        3.59%        3.05%        2.65%        2.90%
   Net investment loss               (2.55)%      (1.87)%      (1.67)%      (1.46)%      (1.74)%
Portfolio Turnover of the
   Portfolio                            80%          60%          48%          46%          38%
-----------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Greater India Fund (the Fund) is a mutual fund seeking long-term capital appreciation through the purchase of an interest in a separate investment company which invests primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Fund is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (See Note 7). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in South Asia Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (95.9% at December 31, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, if any. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1999, the Fund, for federal income tax purposes had a capital loss carryover of $9,594,626 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryovers were acquired through the Fund Reorganization (See Note 8) and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows: December 31, 2003 ($1,446,364), December 31, 2004 ($1,727,167), December 31, 2005 ($1,044,519), December 31, 2006 ($5,376,576).
   Additionally, at December 31, 1999, net currency loss of $13,814 attributable to security transactions incurred after October 31, 1999, are treated as arising on the first day of the Fund's next taxable year.

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, have been amortized on the straight-line basis over five years and were fully amortized at December 31, 1999.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

2 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the year ended December 31, 1999, the fee was equivalent to 0.25% of the Fund's average net assets for such period and amounted to $104,495. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $5,703 from the Eaton Vance Greater India Fund as its portion of the sales charge on sales of Class A shares for the year ended December 31, 1999.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS A                                   1999         1998
    ------------------------------------------------------------------
    Sales                                         900,385      416,410
    Redemptions                                (1,319,065)    (999,941)
    Issued to EV Traditional Greater India
     Fund shareholders                                 --    1,973,120
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      (418,680)   1,389,589
    ------------------------------------------------------------------

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS B                                   1999         1998
    ------------------------------------------------------------------
    Sales                                         400,165      557,166
    Redemptions                                (5,031,687)  (3,998,326)
    ------------------------------------------------------------------
    NET DECREASE                               (4,631,522)  (3,441,160)
    ------------------------------------------------------------------

4 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make (a) at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, if any, less the Fund's direct expenses and (b) at least one distribution annually of all or substantially all of the net realized capital gains allocated by the Portfolio to the Fund, if any (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund, without a sales charge, at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized losses. Permanent differences between book and tax accounting are reclassified to paid-in capital.

   During the year ended December 31, 1999, $1,027,768 was reclassified from accumulated net investment loss to paid-in-capital due to permanent differences between book and tax accounting for operating losses. Additionally, $656,016 was reclassified from accumulated net realized loss from the Portfolio to paid-in-capital due to permanent differences between book and tax accounting for capital losses. Net investment loss, net realized gain on investment transactions, and net assets were unaffected by these reclassifications.

5 Investment Transactions
-------------------------------------------
   For the year ended December 31, 1999, increases and decreases in the Fund's investment in the Portfolio aggregated $10,313,173 and $48,169,144, respectively.

6 Distribution Plan
-------------------------------------------
   The Fund has in effect distribution plans for Class A (Class A Plan) and Class B (Class B Plan) shares (collectively, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940.

   The Class A Plan provides for the payment of a monthly distribution fee to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), in an amount equal to the aggregate of (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year.

   The Class B Plan provides for the payment of a monthly distribution fee to EVD at an annual rate not to exceed 0.75% of the Fund's average daily net assets attributable to Class B shares. The Fund will automatically discontinue payments to EVD under the Class B Plan during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the amount received by the Fund for each Class B share sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 7), and daily amounts theretofore paid to EVD by Lloyd George Investment Management (Bermuda) Limited, investment adviser for the Portfolio (Adviser), in consideration of EVD's distribution effort. The amount of Uncovered Distribution Charges EVD calculated under the Class B Plan was approximately $1,788,000 at December 31, 1999. The amounts paid by the Adviser to EVD are equivalent to 0.15% of the Fund's average daily net assets attributable to Class B shares and are made from the Adviser's own resources, not Fund assets.

   Distribution fee payments are made for providing ongoing distribution services to the Fund. The amount payable to EVD by the Fund with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $28,086 and $248,269 for Class A and Class B shares, respectively, to or payable to EVD for the year ended December 31, 1999, representing 0.32% and 0.75% of average daily net assets attributable to Class A and Class B shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class B shares which have remained outstanding for more than one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. Such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. For the year ended December 31, 1999, service fees amounted to $16,425, and $56,395 for Class A and Class B shares, representing 0.18% and 0.17% of average daily net assets attributable to Class A and Class B shares, respectively.

   Certain officers and Trustees of the Fund are officers of the above organization.

7 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the year ended December 31, 1999, EVD received approximately $767,000 of CDSC paid by Class B shareholders.

8 Transfer of Net Assets
-------------------------------------------
   On January 1, 1998, EV Marathon Greater India Fund acquired the net assets of the EV Traditional Greater India Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon Greater India Fund, at the closing, issued 1,973,120 Class A shares of the Fund having an aggregate value of $12,518,640. As a result the Fund issued one Class A share for each share of EV Traditional Greater India Fund. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. The EV Traditional Greater India Fund's net assets at the date of the transaction were $12,518,640, including $744,300 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Greater India Fund (formerly EV Marathon Greater India Fund) were $81,331,134 with a net asset value of $6.34 and $6.23 for Class A and Class B, respectively.

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE SPECIAL INVESTMENT TRUST:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Greater India Fund (one of the Funds constituting the Eaton Vance Special Investment Trust) as of December 31, 1999, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Greater India Fund series of the Eaton Vance Special Investment Trust at December 31, 1999, and the results of its operations, its cash flows, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 11, 2000

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 93.7%
INDIA -- 93.7%

                                          SHARES           VALUE
----------------------------------------------------------------------
Agricultural Equipment -- 3.2%
----------------------------------------------------------------------
Punjab Tractors Ltd.                             65,050    $ 1,554,766
The most efficient tractor manufacturer
in India.
----------------------------------------------------------------------
                                                           $ 1,554,766
----------------------------------------------------------------------
Apparel -- 0.0%
----------------------------------------------------------------------
Bata India Ltd.(1)                                   25    $        79
The dominiate branded shoemaker of
India.
----------------------------------------------------------------------
                                                           $        79
----------------------------------------------------------------------
Auto and Parts -- 7.3%
----------------------------------------------------------------------
Hero Honda Motors Ltd.                           55,700    $ 1,446,470
Hero Honda Motors Ltd.                           16,800        436,278
Honda's motorcycle manufacturer and
distributor in India.
IFB Industries Ltd.(2)                               50              9
Manufacturer of high precision
engineering tools and domestic
appliances.
Motor Industries                                 14,150      1,627,372
A subsidiary of Robert Bosch of Germany
with a presence in the auto components
industry, with products such as spark
plugs and fuel injection pumps.
----------------------------------------------------------------------
                                                           $ 3,510,129
----------------------------------------------------------------------
Banking and Finance -- 2.6%
----------------------------------------------------------------------
HDFC Bank Ltd.                                  336,966    $ 1,251,754
One of the fastest growing private
sector banks in India.
----------------------------------------------------------------------
                                                           $ 1,251,754
----------------------------------------------------------------------
Banks and Money Services -- 0.0%
----------------------------------------------------------------------
Kotak Mahindra Finance Ltd.(1)                      300    $     1,428
Bill discounting and consumer financing.
Oriental Bank of Commerce(1)                        100            106
Public sector retail bank.
State Bank of India(1)                              100            517
The largest public sector commercial
bank in India, with over 8000 branches.
Engaged in retail banking and a range of
non-fund based activities.
----------------------------------------------------------------------
                                                           $     2,051
----------------------------------------------------------------------
                                          SHARES           VALUE
----------------------------------------------------------------------
Beverages -- 0.0%
----------------------------------------------------------------------
Tata Tea Ltd.(1)                                    100    $     1,208
Integrated tea company with substantial
presence in plantation as well as direct
marketing of branded tea.
----------------------------------------------------------------------
                                                           $     1,208
----------------------------------------------------------------------
Broadcasting and Cable -- 8.3%
----------------------------------------------------------------------
Zee Telefilms Ltd.                              160,000    $ 4,021,806
Dominant television broadcaster in
India.
----------------------------------------------------------------------
                                                           $ 4,021,806
----------------------------------------------------------------------
Chemicals -- 4.7%
----------------------------------------------------------------------
Hindustan Lever Chemicals Ltd.                  145,400    $ 1,657,844
Lever's fertilizer company in India.
Indian Petrochemicals Corp. Ltd.                240,000        601,725
An intergrated public sector company in
the petrochemical industry with major
products being polymers and chemical
intermediates.
Reliance Industries Ltd.(1)                       1,794          9,644
Integrated petrochemical company with
world class capacities and major
presence in polyesters and polymers.
Tata Chemicals(1)                                 1,200          1,587
A diversified company with a major
presence in soda ash, caustic soda and
fertilizers.
Thermax Ltd.(1)                                   1,742          5,495
Niche supplier of boilers and pollution
control equipment.
----------------------------------------------------------------------
                                                           $ 2,276,295
----------------------------------------------------------------------
Computer Equipment -- 0.3%
----------------------------------------------------------------------
Fujitsu ICIM Ltd.(1)(2)                           8,850    $   135,178
A multinational vendor of software
services.
----------------------------------------------------------------------
                                                           $   135,178
----------------------------------------------------------------------
Computer Software -- 25.3%
----------------------------------------------------------------------
Digital Equipments (India) Ltd.(1)               96,200    $ 2,478,298
Indian subsidiary of Digital USA
involved solely in software development.
Hughes Software Systems(2)                        5,300        506,734
A computer software developer
specializing in telecommunication
software.
Infosys Technologies Ltd.                        18,400      6,143,738
India's dominant software services
provider.
NIIT Ltd.                                        40,000      3,050,535
Largest company providing software
education and services in India.
Onward Technologies Ltd.(1)(2)                      500          9,722
Software unit of Novell India.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                          SHARES           VALUE
----------------------------------------------------------------------

Computer Software (continued)
----------------------------------------------------------------------
Tata Infotech Ltd.                                   25    $       509
One of the largest information
technology service and solution
providers in India with interest in
software development, distribution,
networking, maintenance, support and
training.
----------------------------------------------------------------------
                                                           $12,189,536
----------------------------------------------------------------------
Conglomerates -- 0.0%
----------------------------------------------------------------------
Indian Rayon & Industries Ltd.                        5    $        13
Diversified company with interests in
cement, textiles, rayon and carbon
black.
----------------------------------------------------------------------
                                                           $        13
----------------------------------------------------------------------
Diversified Industry -- 0.0%
----------------------------------------------------------------------
Enkay Texofood Industries Ltd.(1)(2)                546    $       241
Has business interests in the
manufacturing of synthetic yarns and the
export of processed foods.
Thiru Arooran Sugars(1)                             100            120
A manufacturer of sugar and industrial
alcohol. Has also made foray into
cogeneration of power through bagasse.
----------------------------------------------------------------------
                                                           $       361
----------------------------------------------------------------------
Electric Utilities -- 0.0%
----------------------------------------------------------------------
BSES Ltd.(1)                                         50    $       220
A monopoly distributor of power in
suburban Bombay.
----------------------------------------------------------------------
                                                           $       220
----------------------------------------------------------------------
Engineering -- 4.8%
----------------------------------------------------------------------
Cummins India Ltd.(1)                           100,898    $ 1,327,514
A 51% subsidiary of Cummins US, is a
leading manufacturer of IC engines for
industrial and power generation
industries.
Siemens India Ltd.(1)(2)                         85,000        998,689
A 51% subsidiary of Siemens, Germany, is
a leading player in power generation and
distribution equipment, industrial
projects, transportation systems,
communication and healthcare products.
----------------------------------------------------------------------
                                                           $ 2,326,203
----------------------------------------------------------------------
Foods -- 2.1%
----------------------------------------------------------------------
Smithkline Beecham Consumer Healthcare
Ltd.                                             83,885    $   998,516
Unit of Smithkline UK selling milk
additives and biscuits.
----------------------------------------------------------------------
                                                           $   998,516
----------------------------------------------------------------------
                                          SHARES           VALUE
----------------------------------------------------------------------
Health and Personal Care -- 7.0%
----------------------------------------------------------------------
Cipla Ltd.                                       41,000    $ 1,310,868
Market leader in anti-bacterial,
anti-asthmatic, and anti-cancer entering
into segments of cardiovascular and
dermatology.
Wockhardt Ltd.(1)                                94,000      2,075,892
The 5th largest pharmaceutical company
in India, with focus on research based
pharmaceutical business. Has several key
brands in anti-infective and pain killer
segments.
----------------------------------------------------------------------
                                                           $ 3,386,760
----------------------------------------------------------------------
Household Products -- 6.5%
----------------------------------------------------------------------
Hindustan Lever Ltd.(1)                          60,400    $ 3,125,934
A diversified multinational of the
Unilever group and a market leader in
soap and detergents, personal care &
food processing industries.
Reckitt and Colman of India Ltd.(1)                  50            368
Manufacturer of household products such
as mosquito repellent, surface cleaning
agents and antiseptic lotions.
----------------------------------------------------------------------
                                                           $ 3,126,302
----------------------------------------------------------------------
Information Technology -- 10.4%
----------------------------------------------------------------------
DSQ Software Ltd.                               100,000    $ 1,916,044
One of the top software exporting
companies in India and has achieved the
SEI CMM Level 4 certification, with
strong presence in CAD/ CAM segment.
Global Telesystems Ltd.                          65,000      1,432,317
Operates in three distinct areas:
telecommunication networks and
infrastructure, software and internet
solutions and consumer telecommunication
products.
VisualSoft (India) Ltd.(1)                        9,300      1,673,455
Has a revenue mix unique in Indian
information technology services, with
software services and products
constituting over 90% of revenues. The
company has developed expertise in
Internet and e-commerce segments.
----------------------------------------------------------------------
                                                           $ 5,021,816
----------------------------------------------------------------------
Investment Services -- 0.0%
----------------------------------------------------------------------
ICICI Ltd.(1)                                       150    $       317
Development finance company supporting
infrastructure projects.
----------------------------------------------------------------------
                                                           $       317
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                          SHARES           VALUE
----------------------------------------------------------------------
Lodging and Gaming -- 0.0%
----------------------------------------------------------------------
Hotel Leela Venture Ltd.(1)                         550    $       394
Operates business hotels and a beach
resort in Bombay and Goa, respectively.
----------------------------------------------------------------------
                                                           $       394
----------------------------------------------------------------------
Manufacturing -- 2.5%
----------------------------------------------------------------------
Gujarat Natural Gas Co. Ltd.(1)                  95,500    $ 1,229,913
Subsidiary of British Gas involved in
gas distribution in India.
----------------------------------------------------------------------
                                                           $ 1,229,913
----------------------------------------------------------------------
Medical Products -- 0.0%
----------------------------------------------------------------------
Ranbaxy Laboratories Ltd.(1)                        514    $    10,913
Presence in anti-bacterial and
antibiotics segments, and a major
exporter of bulk drugs
and formulations.
----------------------------------------------------------------------
                                                           $    10,913
----------------------------------------------------------------------
Metals - Industrial -- 0.0%
----------------------------------------------------------------------
Tata Iron and Steel Co. Ltd.(1)                      56    $       182
India's most profitable steel company.
----------------------------------------------------------------------
                                                           $       182
----------------------------------------------------------------------
Miscellaneous Materials and Commodities -- 0.0%
----------------------------------------------------------------------
Flex Industries Ltd.(2)                           4,274    $     2,261
An intergrated player in the packaging
industry, manufacturing flexible
packaging materials.
----------------------------------------------------------------------
                                                           $     2,261
----------------------------------------------------------------------
Multi-Industry -- 5.9%
----------------------------------------------------------------------
Grasim Industries Ltd.                                1    $         9
A diversified conglomerate with interest
in viscose staple fibre (India's largest
producer), caustic soda, cement (third
largest producer in India) and gas based
sponge iron (third largest producer in
India).
Larsen and Toubro Ltd.(1)                       223,300      2,855,261
A diversified conglomerate with presence
in cement, engineering and construction
and information technology segments. It
is India's largest private sector
company in the engineering and
construction segment and the second
largest cement manufacturer with over
12mtpa capacity.
----------------------------------------------------------------------
                                                           $ 2,855,270
----------------------------------------------------------------------
                                          SHARES           VALUE
----------------------------------------------------------------------
Oil and Gas - Integrated -- 0.0%
----------------------------------------------------------------------
Hindustan Petroleum(1)                              300    $     1,263
One of the top three oil refining and
marketing companies in India.
----------------------------------------------------------------------
                                                           $     1,263
----------------------------------------------------------------------
Personal Products and Chemicals -- 2.8%
----------------------------------------------------------------------
Nirma Ltd.                                       80,000    $ 1,327,200
A major leader in the soap and detergent
market.
----------------------------------------------------------------------
                                                           $ 1,327,200
----------------------------------------------------------------------
Telecommunications -- 0.0%
----------------------------------------------------------------------
Mahangar Telephone Nigam Ltd.(1)                  1,100    $     4,883
Government owned monopoly provider of
fixed wire telephone services in India's
major cities of Bombay and Delhi.
----------------------------------------------------------------------
                                                           $     4,883
----------------------------------------------------------------------
Transportation -- 0.0%
----------------------------------------------------------------------
Great Eastern Shipping Co.(1)                       700    $       318
Diversified company with interests in
shipping and property development.
----------------------------------------------------------------------
                                                           $       318
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $23,163,355)                           $45,235,907
----------------------------------------------------------------------
Total Investments -- 93.7%
   (identified cost $23,163,355)                           $45,235,907
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 6.3%                     $ 3,042,261
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $48,278,168
----------------------------------------------------------------------

 Company descriptions are unaudited.

 (1) The above securities held by the Portfolio, on December 31, 1999 are unrestricted securities valued at market prices. Because of the length of the registration process, the Portfolio would temporarily be unable to sell certain of these securities. At December 31, 1999, the aggregate value of these securities amounted to $2,874,476 representing 5.95% of the Portfolio's net assets. (Note 5)
 (2)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

TOP TEN HOLDINGS

                                                            PERCENTAGE
  COMPANY                         INDUSTRY SECTOR           OF NET ASSETS  VALUE
  -----------------------------------------------------------------------------------
  Infosys Technologies Ltd.       Computer Software               12.7%    $6,143,738
  Zee Telefilms Ltd.              Broadcasting and Cable           8.3      4,021,806
  Hindustan Lever Ltd.            Household Products               6.5      3,125,934
  NIIT Ltd.                       Computer Software                6.3      3,050,535
  Larsen and Toubro Ltd.          Multi-Industry                   5.9      2,855,261
  Digital Equipments (India)      Computer Software
    Ltd.                                                           5.1      2,478,298
  Wockhardt Ltd.                  Health and Personal Care         4.3      2,075,892
  DSQ Software Ltd.               Information Technology           4.0      1,916,044
  Hero Honda Motors Ltd.          Auto and Parts                   3.9      1,882,748
  VisualSoft (India) Ltd.         Information Technology           3.5      1,673,455

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP
TEN INDUSTRY SECTORS REPRESENTED IN THE
PORTFOLIO OF INVESTMENTS

                                          PERCENTAGE
INDUSTRY SECTOR                           OF NET ASSETS  VALUE
--------------------------------------------------------------------
Computer Software                               25.3%    $12,189,536
Information Technology                          10.4       5,021,816
Broadcasting and Cable                           8.3       4,021,806
Auto and Parts                                   7.3       3,510,129
Health and Personal Care                         7.0       3,386,760
Household Products                               6.5       3,126,302
Multi-Industry                                   5.9       2,855,270
Engineering                                      4.8       2,326,203
Chemicals                                        4.7       2,276,295
Agricultural Equipment                           3.2       1,554,766

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1999
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $23,163,355)         $45,235,907
Cash                                          866,619
Foreign currency, at value
   (identified cost, $2,229,189)            2,229,870
Receivable for investments sold                20,328
Interest and dividends receivable              30,739
-----------------------------------------------------
TOTAL ASSETS                              $48,383,463
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable to affiliate for Trustees' fees   $       893
Accrued expenses                              104,402
-----------------------------------------------------
TOTAL LIABILITIES                         $   105,295
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $48,278,168
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $26,204,750
Net unrealized appreciation (computed on
   the basis of identified cost)           22,073,418
-----------------------------------------------------
TOTAL                                     $48,278,168
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 1999
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes, $1,856)  $   490,461
Interest (net of foreign taxes, $762)           2,724
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   493,185
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   327,790
Administration fee                            109,371
Trustees fees and expenses                      9,602
Custodian fee                                 308,511
Legal and accounting services                  82,622
Interest expense                               68,046
Amortization of organization expenses           5,445
Miscellaneous                                   1,101
-----------------------------------------------------
TOTAL EXPENSES                            $   912,488
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $     7,396
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     7,396
-----------------------------------------------------

NET EXPENSES                              $   905,092
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (411,907)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis) (net of foreign
      taxes, $446,642)                    $21,591,875
   Foreign currency transactions             (235,086)
-----------------------------------------------------
NET REALIZED GAIN                         $21,356,789
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $13,124,168
   Foreign currency                           (17,498)
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $13,106,670
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $34,463,459
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $34,051,552
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 1999  DECEMBER 31, 1998
------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (411,907) $        (103,792)
   Net realized gain (loss)                      21,356,789        (12,728,099)
   Net change in unrealized appreciation
      (depreciation)                             13,106,670          7,726,459
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      34,051,552  $      (5,105,432)
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      10,651,675  $       5,420,705
   Withdrawals                                  (49,158,808)       (31,756,273)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $     (38,507,133) $     (26,335,568)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                $      (4,455,581) $     (31,441,000)
------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------
At beginning of year                      $      52,733,749  $      84,174,749
------------------------------------------------------------------------------
AT END OF YEAR                            $      48,278,168  $      52,733,749
------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                          YEAR ENDED
Increase (Decrease) in Cash               DECEMBER 31, 1999
-----------------------------------------------------------
Cash Flows From (For) Operating
   Activities --
   Purchase of investments                $     (33,687,595)
   Proceeds from sale of investments             70,856,782
   Dividends, interest and tax reclaims
      received                                      498,451
   Operating expenses paid                       (1,000,304)
   Foreign taxes paid                              (446,642)
   Foreign currency transactions                  2,036,102
-----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $      38,256,794
-----------------------------------------------------------
Cash Flows From (For) Financing
   Activities --
   Proceeds from capital contributions    $      10,651,675
   Payments for capital withdrawals             (49,158,808)
-----------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES    $     (38,507,133)
-----------------------------------------------------------

NET DECREASE IN CASH                      $        (250,339)
-----------------------------------------------------------

CASH AT BEGINNING OF YEAR                 $       1,116,958
-----------------------------------------------------------

CASH AT END OF YEAR                       $         866,619
-----------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash From
Operating Activities
-----------------------------------------------------------
Net increase in net assets from
   operations                             $      34,051,552
Decrease in receivable for investments
   sold                                           3,937,961
Decrease in foreign currency                      2,288,686
Decrease in dividends, interest and
   other receivables                                  5,266
Decrease in deferred organizational
   expense                                            5,445
Decrease in payable for investments
   purchased                                       (766,548)
Increase in payable to affiliate                        298
Decrease in accrued expenses and other
   liabilites                                      (100,955)
Net increase in investment                       (1,164,911)
-----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $      38,256,794
-----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                          YEAR ENDED DECEMBER 31,
                                -------------------------------------------
                                 1999     1998     1997     1996     1995
---------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------
Expenses                        2.09%    1.97%    1.61%    1.51%       1.76%
Expenses after custodian fee
   reduction                    2.07%    1.87%    1.58%    1.28%       1.35%
Net investment loss             (0.94)%  (0.16)%  (0.20)%  (0.11)%    (0.18)%
Portfolio Turnover                80%      60%      48%      46%         38%
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   South Asia Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable or are considered unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, including registration costs, have been amortized on the straight-line basis over five years and are fully amortized at December 31, 1999.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1999, the adviser fee was 0.75% of average daily net assets and amounted to $327,790. In addition, an administration fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1999, the administration fee was 0.25% of average net assets and amounted to $109,371. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the year ended December 31, 1999, purchases and sales of investments, other than short-term obligations, aggregated $32,921,047 and $66,918,821, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1999 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $23,164,292
    -----------------------------------------------------
    Gross unrealized appreciation             $22,794,603
    Gross unrealized depreciation                (722,988)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $22,071,615
    -----------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

   Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the year ended December 31, 1999 was $1,272,962 and the average interest rate was 5.35%. As of December 31, 1999, there was no loan outstanding.

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SOUTH ASIA PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of South Asia Portfolio as of December 31, 1999, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years then ended and the supplementary data for each of the years in the five-year period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of South Asia Portfolio at December 31, 1999, and the results of its operations, its cash flows, the changes in its net assets and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 11, 2000

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 1999

INVESTMENT MANAGEMENT

EATON VANCE GREATER INDIA FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

SOUTH ASIA PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Zaheer Sitabkhan
Vice President

Scobie Dickinson Ward
Vice President, Assistant
Secretary and Assistant Treasurer

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K. Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

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

SPONSOR AND MANAGER OF
EATON VANCE GREATER INDIA FUND
ADMINISTRATOR OF SOUTH ASIA PORTFOLIO
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADVISER OF SOUTH ASIA PORTFOLIO
LLOYD GEORGE INVESTMENT MANAGEMENT
(Bermuda) Limited
3808 One Exchange Square
Central, Hong Kong


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC GLOBAL FUND SERVICES
Attention:  Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653


INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022



EATON VANCE GREATER INDIA FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



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    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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